Accrued expenses and other (Tables)	9 Months Ended
Sep. 30, 2020
Accrued expenses and other
Accrued and other current liabilities

Accrued and other current liabilities consist of the following for the periods indicated (in thousands):

	September 30,	December 31,
	2020	2019
Accrued expenses	$1,361	$372
Restructuring accrual	238	2,161
Payroll and related	21	60
Liability for employee rights upon retirement	—	262
	$1,620	$2,855